Investment Property - Summary of Changes in Investment Property (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024
Disclosure Of Investment Property [Line Items]
Beginning balance	$ 7,201	[1]	$ 8,369
Owner-occupied real property transfers			(174)
Depreciation expense (*)	(5)
Foreign currency translation differences	734		(994)
Ending balance	7,930		7,201	[1]
Gross Carrying Amount [Member]
Disclosure Of Investment Property [Line Items]
Beginning balance	7,374		8,790
Owner-occupied real property transfers			(384)
Foreign currency translation differences	752		(1,032)
Ending balance	8,126		7,374
Accumulated Depreciation and Impairment [Member]
Disclosure Of Investment Property [Line Items]
Beginning balance	(173)		(421)
Owner-occupied real property transfers			210
Depreciation expense (*)	(5)
Foreign currency translation differences	(18)		38
Ending balance	$ (196)		$ (173)

[1]	See Note 3.